RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Feb. 14, 2022	Dec. 16, 2020
Related Party Transactions [Abstract]
Notes and Loans, Noncurrent		$ 5,100
Notes Payable, Related Parties	$ 24,955